UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-04345)

Exact name of registrant as specified in charter:	Putnam Tax Free Income Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2012

Date of reporting period:	October 31, 2011

Item 1. Schedule of Investments:

Putnam AMT Free Municipal Fund

The fund's portfolio
10/31/11 (Unaudited)

Key to holding's abbreviations
ABAG — Association Of Bay Area Governments
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
COP — Certificates of Participation
FGIC — Financial Guaranty Insurance Company
FHA Insd. — Federal Housing Administration Insured
FHLMC Coll. — Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. — Federal National Mortgage Association Collateralized
FRB — Floating Rate Bonds
G.O. Bonds — General Obligation Bonds
GNMA Coll. — Government National Mortgage Association Collateralized
NATL — National Public Finance Guarantee Corp.
PSFG — Permanent School Fund Guaranteed
SGI — Syncora Guarantee, Inc.
VRDN — Variable Rate Demand Notes
MUNICIPAL BONDS AND NOTES (98.8%)(a)
	Rating(RAT)	Principal amount	Value

Alabama (1.3%)

AL Hsg. Fin. Auth. Rev. Bonds (Single Fam. Mtge.), Ser. G, GNMA Coll., FNMA Coll., FHLMC Coll., 5 1/2s, 10/1/37	Aaa	$1,350,000	$1,373,558

AL State Port Auth. Docks Fac. Rev. Bonds, 6s, 10/1/40	BBB+	1,000,000	1,066,700

Cullman Cnty., Hlth. Care Auth. Rev. Bonds (Cullman Regl. Med. Ctr.), Ser. A, 6 3/4s, 2/1/29	Ba1	1,000,000	949,200

Selma, Indl. Dev. Board Rev. Bonds (Gulf Opportunity Zone Intl. Paper Co.), Ser. A, 6 1/4s, 11/1/33	BBB	1,500,000	1,582,890

			4,972,348
Alaska (1.0%)

Anchorage, G.O. Bonds, Ser. D, AMBAC, 5s, 8/1/25	AA	3,420,000	3,757,486

			3,757,486
Arizona (3.8%)

Coconino Cnty., Poll. Control Rev. Bonds (Tucson Elec. Pwr. Co. - Navajo), Ser. A, 5 1/8s, 10/1/32	Baa3	1,000,000	952,500

Glendale, Indl. Dev. Auth. Rev. Bonds (Midwestern U.), 5 1/8s, 5/15/40	A-	2,125,000	2,104,515

Glendale, Wtr. & Swr. Rev. Bonds, AMBAC, 5s, 7/1/28	AA	2,000,000	2,039,800

Navajo Cnty., Poll. Control Corp. Mandatory Put Bonds (6/1/16), Ser. E, 5 3/4s, 6/1/34	Baa2	3,250,000	3,657,680

Scottsdale, Indl. Dev. Auth. Hosp. Rev. Bonds (Scottsdale Hlth. Care), Ser. C, AGM, 5s, 9/1/35	AA+	2,000,000	1,977,900

Tempe, Indl. Dev. Auth. Lease Rev. Bonds (ASU Foundation), AMBAC, 5s, 7/1/28	AA/P	1,715,000	1,682,587

U. Med. Ctr. Corp. AZ Hosp. Rev. Bonds, 6 1/2s, 7/1/39	Baa1	1,750,000	1,825,828

			14,240,810
California (14.5%)

ABAG Fin. Auth. for Nonprofit Corps. Rev. Bonds
(Episcopal Sr. Cmnty.), 6 1/8s, 7/1/41	BBB+	500,000	500,130
(St. Rose Hosp.), Ser. A, 6s, 5/15/29	A-	3,000,000	3,213,540

CA Rev. Bonds
(Catholic Hlth. Care West), Ser. A, 6s, 7/1/39	A2	750,000	799,155
(Adventist Hlth. Syst.-West), Ser. A, 5 3/4s, 9/1/39	A	1,000,000	1,040,790

CA Muni. Fin. Auth. Rev. Bonds (U. of La Verne), Ser. A, 6 1/4s, 6/1/40	Baa2	1,000,000	1,031,380

CA Muni. Fin. Auth. Sr. Living Rev. Bonds (Pilgrim Place Claremont), Ser. A, 5 7/8s, 5/15/29	A-	1,500,000	1,610,700

CA State G.O. Bonds, 6 1/2s, 4/1/33	A1	5,000,000	5,854,100

CA State Econ. Recvy. G.O. Bonds, Ser. A, 5 1/4s, 7/1/21	Aa3	1,000,000	1,138,990

CA State Pub. Wks. Board Rev. Bonds
(Riverside Campus), Ser. B, 6s, 4/1/25	A2	3,000,000	3,393,750
Ser. G-1, 5 1/4s, 10/1/23	A2	3,000,000	3,195,510

CA Statewide Cmnty., Dev. Auth. Rev. Bonds
(Sutter Hlth.), Ser. B, 5 1/4s, 11/15/48	Aa3	1,550,000	1,552,511
(Sr. Living - Presbyterian Homes), 6 5/8s, 11/15/24	BBB	2,000,000	2,185,160
(St. Joseph), NATL, 5 1/8s, 7/1/24	AA-	2,000,000	2,108,780

Golden State Tobacco Securitization Corp. Rev. Bonds
(Tobacco Settlement), Ser. B, AMBAC, FHLMC Coll., 5s, 6/1/38 (Prerefunded 6/1/13)	Aaa	2,475,000	2,645,750
Ser. A, AMBAC, zero %, 6/1/24	A2	5,000,000	2,473,350

Grossmont-Cuyamaca, Cmnty. College Dist. G.O. Bonds (Election of 2002), Ser. B, FGIC, NATL, zero %, 8/1/17	Aa2	2,100,000	1,670,802

Infrastructure & Econ. Dev. Bank Rev. Rev. Bonds (J. David Gladstone Inst.), Ser. A, 5s, 10/1/31(FWC)	A-	1,000,000	969,300

M-S-R Energy Auth. Rev. Bonds, Ser. A, 6 1/2s, 11/1/39	A	750,000	852,983

Merced, City School Dist. G.O. Bonds (Election of 2003), NATL
zero %, 8/1/25	A	1,190,000	528,741
zero %, 8/1/24	A	1,125,000	540,191
zero %, 8/1/23	A	1,065,000	554,194
zero %, 8/1/22	A	1,010,000	563,822

Oakland, Unified School Dist. Alameda Cnty., G.O. Bonds (Election 2006), Ser. A, 6 1/2s, 8/1/24	A2	2,500,000	2,816,725

Sacramento, City Fin. Auth. Tax Alloc. Bonds, Ser. A, FGIC, NATL, zero %, 12/1/21	A-	5,500,000	3,154,910

Sacramento, Muni. Util. Dist. Rev. Bonds, Ser. X, 5s, 8/15/28	A1	650,000	695,637

San Diego, Unified School Dist. G.O. Bonds (Election of 1998), Ser. E, AGM, 5 1/4s, 7/1/19 (Prerefunded 7/1/13)	AA+	2,000,000	2,164,880

San Francisco, City & Cnty. Arpt. Comm. Rev. Bonds (Intl. Arpt.), Ser. F, 5s, 5/1/40	A1	1,250,000	1,276,888

Santa Ana, Fin. Auth. Lease Rev. Bonds (Police Admin. & Hldg. Fac.), Ser. A, NATL, 6 1/4s, 7/1/17	Baa1	3,680,000	4,081,746

Tuolumne Wind Project Auth. Rev. Bonds (Tuolumne Co.), Ser. A, 5 1/4s, 1/1/24	A+	1,000,000	1,087,500

Ventura Cnty., COP (Pub. Fin. Auth. III), 5s, 8/15/20	AA	1,000,000	1,119,450

			54,821,365
Colorado (1.6%)

CO Hlth. Fac. Auth. Rev. Bonds
(Evangelical Lutheran), Ser. A, 6 1/8s, 6/1/38	A3	2,545,000	2,566,200
(Valley View Assn.), 5 1/4s, 5/15/42	BBB+	2,000,000	1,854,140

CO Pub. Hwy. Auth. Rev. Bonds (E-470 Pub. Hwy.), Ser. C1, NATL, 5 1/2s, 9/1/24	Baa1	1,000,000	997,190

E-470 Pub. Hwy. Auth. Rev. Bonds, Ser. A, NATL, zero %, 9/1/34	Baa1	3,525,000	734,540

			6,152,070
Florida (8.9%)

Brevard Cnty., Hlth. Care Fac. Auth. Rev. Bonds (Health First, Inc.), 7s, 4/1/39	A3	1,250,000	1,385,225

Broward Cnty., Arpt. Syst. Rev. Bonds, Ser. O, 5 3/8s, 10/1/29	A1	1,000,000	1,050,870

Hernando Cnty., Rev. Bonds (Criminal Justice Complex Fin.), FGIC, NATL, 7.65s, 7/1/16	BBB	10,000,000	11,869,200

Lee Cnty., Rev. Bonds, SGI, 5s, 10/1/25	Aa2	2,000,000	2,110,200

Marco Island, Util. Sys. Rev. Bonds, Ser. A, 5s, 10/1/34	Aa3	1,000,000	1,034,110

Miami-Dade Cnty., Expressway Auth. Toll Syst. Rev. Bonds, Ser. A, 5s, 7/1/40	A	1,000,000	1,000,910

Miami-Dade Cnty., Wtr. & Swr. Rev. Bonds, AGM, SGI, 5s, 10/1/23	AA+	1,000,000	1,092,270

Orlando & Orange Cnty., Expressway Auth. Rev. Bonds, FGIC, NATL, 8 1/4s, 7/1/14	A2	5,000,000	5,774,650

Palm Beach Cnty., Hlth. Fac. Auth. Rev. Bonds (Acts Retirement-Life Cmnty.), 5 1/2s, 11/15/33	BBB+	3,000,000	2,914,200

South Lake Hosp. Dist. (South Lake Hosp.), Ser. A, 6s, 4/1/29	Baa2	660,000	668,217

Sumter Cnty., School Dist. Rev. Bonds (Multi-Dist. Loan Program), AGM, 7.15s, 11/1/15 (Escrowed to maturity)	AA+	3,935,000	4,850,714

			33,750,566
Georgia (1.4%)

Atlanta, Wtr. & Waste Wtr. Rev. Bonds, Ser. A, 6 1/4s, 11/1/39	A1	1,500,000	1,678,890

Fulton Cnty., Dev. Auth. Rev. Bonds (Klaus Pkg. & Fam. Hsg. Project), NATL, 5 1/4s, 11/1/20	Aa3	3,360,000	3,567,043

			5,245,933
Guam (0.3%)

Territory of GU, Rev. Bonds, Ser. A, 5 3/8s, 12/1/24	BBB-	1,000,000	1,017,980

			1,017,980
Illinois (8.7%)

Chicago, Board of Ed. G.O. Bonds, Ser. A, NATL, 5 1/4s, 12/1/19	Aa3	1,500,000	1,547,295

Chicago, O'Hare Intl. Arpt. Rev. Bonds
Ser. A, 5 3/4s, 1/1/39	A1	700,000	757,946
Ser. F, 5s, 1/1/40	A1	1,045,000	1,038,678

Chicago, Waste Wtr. Transmission VRDN, Ser. C-2, 0.18s, 1/1/39	VMIG1	7,230,000	7,230,000

Cicero, G.O. Bonds, Ser. A, SGI, 5 1/4s, 1/1/21	A/P	2,250,000	2,273,963

Du Page Cnty., Cmnty. High School Dist. G.O. Bonds (Dist. No. 108 - Lake Park), AGM, 5.6s, 1/1/20	Aa2	1,000,000	1,045,450

IL Fin. Auth. Rev. Bonds
(Roosevelt U.), 6 1/4s, 4/1/29	Baa2	1,500,000	1,562,505
(Rush U. Med. Ctr.), Ser. B, NATL, 5 3/4s, 11/1/28	A2	2,500,000	2,588,650
(Elmhurst Memorial), Ser. A, 5 5/8s, 1/1/37	Baa1	1,000,000	991,270
(American Wtr. Cap. Corp.), 5 1/4s, 10/1/39	BBB+	1,575,000	1,527,813

IL State Toll Hwy. Auth. Rev. Bonds, Ser. A-1, AGM, 5s, 1/1/22	AA+	2,500,000	2,681,000

Metro. Pier & Exposition Auth. Dedicated State Tax Rev. Bonds (McCormick), Ser. A, NATL, zero %, 12/15/22	A2	5,500,000	3,277,945

Regl. Trans. Auth. Rev. Bonds, Ser. A, AMBAC, 8s, 6/1/17	Aa3	5,000,000	6,251,150

			32,773,665
Indiana (1.6%)

IN Muni. Pwr. Agcy. Supply Syst. Rev. Bonds, Ser. B, 5 3/4s, 1/1/29	A1	1,000,000	1,094,300

IN State Fin. Auth. Rev. Bonds (BHI Sr. Living), 5 3/4s, 11/15/41	A-/F	1,000,000	987,300

IN State Hsg. Fin. Auth. Rev. Bonds (Single Family Mtge.), Ser. A-1, GNMA Coll., FNMA Coll., 4.1s, 7/1/15	Aaa	60,000	62,219

Rockport, Poll. Control FRB (IN-MI Pwr. Co.)
Ser. A, 6 1/4s, 6/1/25	Baa2	2,000,000	2,206,320
Ser. B, 6 1/4s, 6/1/25	Baa2	1,500,000	1,655,145

			6,005,284
Kansas (0.4%)

KS State Dev. Fin. Auth. Rev. Bonds (Lifespace Cmnty's. Inc.), Ser. S, 5s, 5/15/30	A/F	1,455,000	1,413,882

			1,413,882
Kentucky (0.5%)

Owen Cnty., Wtr. Wks. Syst. Rev. Bonds (American Wtr. Co.)
Ser. A, 6 1/4s, 6/1/39	BBB+	800,000	838,248
Ser. B, 5 5/8s, 9/1/39	BBB+	1,000,000	1,009,680

			1,847,928
Louisiana (0.8%)

LA Pub. Fac. Auth. Rev. Bonds (Entergy LA LLC), 5s, 6/1/30	A3	3,000,000	3,094,650

			3,094,650
Maryland (0.6%)

MD State Hlth. & Higher Edl. Fac. Auth. Rev. Bonds (U. of MD Med. Syst.), AMBAC, 5 1/4s, 7/1/28	A2	2,000,000	2,106,560

			2,106,560
Massachusetts (4.3%)

MA Edl. Fin. Auth. I Ser. A, 5 1/2s, 1/1/22	AA	1,000,000	1,097,670

MA State Dept. Trans. Rev. Bonds (Metro Hwy. Syst.), Ser. B, 5s, 1/1/37	A	1,000,000	1,031,020

MA State Dev. Fin. Agcy. Rev. Bonds
(Sabis Intl.), Ser. A, 6.8s, 4/15/22	BBB	700,000	757,008
(Emerson College), Ser. A, 5 1/2s, 1/1/30	A-	2,000,000	2,147,940
(Suffolk U.), 5 1/8s, 7/1/40	Baa2	500,000	484,990

MA State Dev. Fin. Agcy. Solid Waste Disp. Mandatory Put Bonds (12/1/11) (Dominion Energy Brayton 1), Ser. 1, 5 3/4s, 5/1/19	A-	1,000,000	1,098,100

MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Suffolk U.), Ser. A, 6 1/4s, 7/1/30	Baa2	2,000,000	2,153,380
(Baystate Med. Ctr.), Ser. I, 5 3/4s, 7/1/36	A+	500,000	509,565
(Harvard U.), Ser. A, 5 1/2s, 11/15/36	Aaa	1,815,000	2,060,134
(Care Group), Ser. B-2, NATL, 5 3/8s, 2/1/28	A3	1,000,000	1,033,300
(Northeastern U.), Ser. A, 5s, 10/1/35	A2	1,650,000	1,701,398

MA State Hlth. & Edl. Fac. Auth. VRDN (Harvard U.), Ser. R, 0.1s, 11/1/49	VMIG1	600,000	600,000

Metro. Boston, Trans. Pkg. Corp. Rev. Bonds, 5 1/4s, 7/1/36	A1	1,500,000	1,582,455

			16,256,960
Michigan (5.2%)

Detroit, Swr. Disp. Rev. Bonds, Ser. B, AGM, 7 1/2s, 7/1/33	AA+	1,000,000	1,183,960

Detroit, Wtr. Supply Syst. Rev. Bonds, Ser. B, AGM, 6 1/4s, 7/1/36	AA+	1,575,000	1,773,545

MI State Hosp. Fin. Auth. Rev. Bonds
Ser. A, 6 1/8s, 6/1/39	A1	1,000,000	1,054,710
(Henry Ford Hlth. Syst.), Ser. A, 5 1/4s, 11/15/46	A1	1,250,000	1,220,625
(Henry Ford Hlth.), 5 1/4s, 11/15/24	A1	1,000,000	1,043,910

MI State Strategic Fund Rev. Bonds (Dow Chemical), Ser. B-2, 6 1/4s, 6/1/14	BBB	1,000,000	1,105,980

MI State Strategic Fund Ltd. Rev. Bonds (Detroit Edison Co.), AMBAC, 7s, 5/1/21	A2	4,000,000	5,023,160

Midland Cnty., Bldg. Auth. G.O. Bonds, AGM, 5s, 10/1/25	AA+	1,000,000	1,061,690

Northern Michigan U. Rev. Bonds, Ser. A, AGM, 5s, 12/1/27	AA+	1,775,000	1,900,013

Wayne Charter Cnty., G.O. Bonds (Bldg. Impt.), Ser. A, 6 3/4s, 11/1/39	A3	495,000	525,611

Western MI U. Rev. Bonds, AGM, 5s, 11/15/28	AA+	3,500,000	3,626,105

			19,519,309
Minnesota (1.2%)

Minneapolis, Rev. Bonds (National Marrow Donor Program), 4 7/8s, 8/1/25	BBB	1,350,000	1,321,448

Northfield, Hosp. Rev. Bonds, 5 3/8s, 11/1/26	BBB-	1,500,000	1,531,230

St. Paul, Hsg. & Redev. Auth. Hlth. Care Fac. Rev. Bonds (HealthPartners Oblig. Group), 5 1/4s, 5/15/36	A3	1,800,000	1,797,498

			4,650,176
Mississippi (0.8%)

Bus. Fin. Corp. Gulf Opportunity Zone Rev. Bonds, Ser. A, 5s, 5/1/37	A3	1,750,000	1,787,275

MS Home Corp. Rev. Bonds (Single Fam. Mtge.), Ser. D-1, GNMA Coll., FNMA Coll., 6.1s, 6/1/38	Aaa	1,185,000	1,291,911

			3,079,186
Missouri (2.1%)

Cape Girardeau Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev. Bonds (St. Francis Med. Ctr.), Ser. A, 5 3/4s, 6/1/39	A+	1,150,000	1,199,381

MO State Hlth. & Edl. Fac. Auth. Rev. Bonds (Washington U. (The)), Ser. A, 5 3/8s, 3/15/39	Aaa	2,000,000	2,190,760

MO State Hlth. & Edl. Fac. Auth. VRDN (Washington U. (The)), Ser. B, 0.17s, 9/1/30	VMIG1	4,550,000	4,550,000

			7,940,141
New Hampshire (0.3%)

NH State Bus. Fin. Auth. Rev. Bonds (Elliot Hosp. Oblig. Group), Ser. A, 6s, 10/1/27	Baa1	1,300,000	1,314,586

			1,314,586
New Jersey (1.4%)

NJ Hlth. Care Fac. Fin. Auth. Rev. Bonds (St. Peter's U. Hosp.), 5 3/4s, 7/1/37	Baa3	1,000,000	937,600

NJ State Higher Ed. Assistance Auth. Rev. Bonds (Student Loan), Ser. A, 5 5/8s, 6/1/30	AA	1,000,000	1,056,210

NJ State Tpk. Auth. Rev. Bonds, Ser. A, AMBAC, 5s, 1/1/30	A+	3,000,000	3,119,190

			5,113,000
New York (5.9%)

Erie Cnty., Indl. Dev. Agcy. School Fac. Rev. Bonds (City School Dist. Buffalo), Ser. A, AGM
5 3/4s, 5/1/28	AA+	2,275,000	2,577,120
5 3/4s, 5/1/27	AA+	5,590,000	6,349,737

Hudson Yards, Infrastructure Corp. Rev. Bonds, Ser. A, 5 3/4s, 2/15/47	A2	1,000,000	1,058,880

NY City, G.O. Bonds, Ser. D-1, 5s, 10/1/36	Aa2	1,400,000	1,489,992

NY State Dorm. Auth. Rev. Bonds (Brooklyn Law School), Ser. B, SGI
5 3/8s, 7/1/22	Baa1	2,270,000	2,315,514
5 3/8s, 7/1/20	Baa1	2,215,000	2,271,970

NY State Dorm. Auth. Personal Income Tax Rev. Bonds (Ed.), Ser. B, 5 3/4s, 3/15/36	AAA	2,000,000	2,221,300

Port Auth. NY & NJ Special Oblig. Rev. Bonds (JFK Intl. Air Term.), 6s, 12/1/42	Baa3	900,000	943,569

Syracuse, Indl. Dev. Agcy. Civic Fac. VRDN (Syracuse U. ), Ser. A-1, 0.12s, 7/1/37	VMIG1	2,100,000	2,100,000

Syracuse, Indl. Dev. Agcy. School Fac. Rev. Bonds (Syracuse City School Dist.), Ser. A, AGM, 5s, 5/1/25	AA+	1,000,000	1,093,750

			22,421,832
North Carolina (1.0%)

NC Cap. Fin. Agcy. Edl. Fac. Rev. Bonds (Meredith College), 6s, 6/1/31	BBB	500,000	512,785

NC Eastern Muni. Pwr. Agcy. Syst. Rev. Bonds, Ser. A, 5 1/2s, 1/1/26	A-	1,500,000	1,637,835

U. of NC Syst. Pool Rev. Bonds, Ser. C, 5 3/8s, 10/1/29	A3	1,500,000	1,606,065

			3,756,685
Ohio (5.5%)

Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A-2
5 3/4s, 6/1/34	BB-	500,000	363,285
5 3/8s, 6/1/24	BB-	4,195,000	3,317,322
5 1/8s, 6/1/24	BB-	1,735,000	1,338,084

Erie Cnty., Hosp. Fac. Rev. Bonds (Firelands Regl. Med. Ctr.), Ser. A, 5 1/2s, 8/15/22	A-	3,150,000	3,178,445

Hamilton Cnty., Sales Tax Rev. Bonds, Ser. A, 5s, 12/1/32	A1	2,000,000	2,039,600

Lorain Cnty., Hosp. Rev. Bonds (Catholic), Ser. C-2, AGM, 5s, 4/1/24	AA+	2,000,000	2,106,680

Lucas Cnty., Hlth. Care Fac. Rev. Bonds (Sunset Retirement Cmntys.), 5 1/2s, 8/15/30	A-/F	650,000	637,267

OH Hsg. Fin. Agcy. Rev. Bonds (Single Fam. Mtge.), Ser. 1, 5s, 11/1/28	Aaa	755,000	817,876

OH Hsg. Fin. Agcy. Single Fam. Mtge. Rev. Bonds, Ser. 85-A, FGIC, FHA Insd., zero %, 1/15/15 (Escrowed to maturity)	AAA/P	15,000	12,179

OH State Air Quality Dev. Auth. Rev. Bonds
(First Energy), Ser. A, 5.7s, 2/1/14	Baa2	1,500,000	1,613,280
(Valley Elec. Corp.), Ser. E, 5 5/8s, 10/1/19	Baa3	750,000	811,313

OH State Higher Edl. Fac. Rev. Bonds (U. of Dayton), Ser. A, 5 5/8s, 12/1/41	A2	1,000,000	1,069,960

U. of Akron Rev. Bonds, Ser. B, AGM, 5 1/4s, 1/1/26	AA+	3,375,000	3,633,694

			20,938,985
Oklahoma (0.4%)

Tulsa, Arpt. Impt. Trust Rev. Bonds, Ser. A, 5 3/8s, 6/1/24	A3	1,300,000	1,323,400

			1,323,400
Oregon (0.2%)

OR Hlth. Sciences U. Rev. Bonds, Ser. A, 5 3/4s, 7/1/39	A1	750,000	813,675

			813,675
Pennsylvania (6.3%)

Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds (U. of Pittsburgh Med.), 5 5/8s, 8/15/39	Aa3	3,000,000	3,166,890

Berks Cnty., Muni. Auth. Rev. Bonds (Reading Hosp. & Med. Ctr.), Ser. A-3, 5 1/2s, 11/1/31	AA	3,000,000	3,178,890

Dauphin Cnty., Gen. Auth. Hlth. Syst. Rev. Bonds (Pinnacle Hlth. Syst.), Ser. A, 6s, 6/1/29	A2	2,500,000	2,593,725

Lycoming Cnty., Auth. Hlth. Syst. Rev. Bonds (Susquehanna Hlth. Syst.), Ser. A, 5 3/8s, 7/1/23	BBB+	3,000,000	3,074,490

Monroe Cnty., Hosp. Auth. Rev. Bonds (Pocono Med. Ctr.), 5s, 1/1/27	A-	950,000	927,257

Montgomery Cnty., Indl. Dev. Auth. Retirement Cmnty. Rev. Bonds (Acts Retirement-Life Cmnty.), Ser. A-1, 5 1/4s, 11/15/16	BBB+	1,100,000	1,179,717

PA Econ. Dev. Fin. Auth. Wtr. Fac. Rev. Bonds (American Wtr. Co.), 6.2s, 4/1/39	A2	1,900,000	2,118,025

PA State Higher Edl. Fac. Auth. Rev. Bonds (Edinboro U. Foundation), 6s, 7/1/43	Baa3	500,000	501,625

PA State Higher Edl. Fac. Auth. Student Hsg. Rev. Bonds (East Stroudsburg U.), 5s, 7/1/31	Baa3	2,760,000	2,514,857

Philadelphia, Gas Wks. Rev. Bonds, Ser. 9, 5 1/4s, 8/1/40	BBB+	1,400,000	1,397,816

Pittsburgh & Allegheny Cnty., Passports & Exhib. Auth. Hotel Rev. Bonds, AGM, 5s, 2/1/35	AA+	1,225,000	1,227,487

Wilkes-Barre, Fin. Auth. Rev. Bonds (U. of Scranton), 5s, 11/1/40	A	2,000,000	2,061,360

			23,942,139
Puerto Rico (4.0%)

Cmnwlth. of PR, G.O. Bonds, Ser. C-7, NATL, 6s, 7/1/27	Baa1	1,500,000	1,583,115

Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds, Ser. A, 6s, 7/1/38	Baa2	2,890,000	3,006,987

Cmnwlth. of PR, Elec. Pwr. Auth. Rev. Bonds, Ser. XX, 5 1/4s, 7/1/40	A3	2,250,000	2,270,093

Cmnwlth. of PR, Infrastructure Fin. Auth. Special Tax Bonds, Ser. C, FGIC, 5 1/2s, 7/1/19	Baa1	865,000	932,678

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds, Ser. A, 6s, 8/1/42	A1	7,000,000	7,495,320

			15,288,193
South Dakota (0.3%)

SD Hsg. Dev. Auth. Rev. Bonds (Home Ownership Mtge.), Ser. J, 4.6s, 5/1/19	AAA	1,250,000	1,294,238

			1,294,238
Tennessee (0.5%)

Johnson City, Hlth. & Edl. Fac. Board Hosp. Rev. Bonds (Mountain States Hlth. Alliance), 6s, 7/1/38	Baa1	1,850,000	1,918,062

			1,918,062
Texas (7.0%)

Dallas Cnty., Util. & Reclamation Dist. G.O. Bonds, Ser. B, AMBAC, 5 3/8s, 2/15/29	A3	2,500,000	2,588,600

Dallas, Indpt. School Dist. G.O. Bonds (School Bldg.), PSFG, 6s, 2/15/27	Aaa	2,500,000	2,921,775

Harris Cnty., Cultural Ed. Fac. Fin. Corp. VRDN (Texas Med. Ctr.), Ser. B-1, 0.14s, 9/1/31	VMIG1	1,300,000	1,300,000

Hays Cnty., G.O. Bonds, AGM, 5s, 8/15/24	Aa2	1,190,000	1,259,913

Houston, Arpt. Syst. Rev. Bonds, AGM, 5s, 7/1/21	AA+	3,000,000	3,046,980

La Joya, Indpt. School Dist. G.O. Bonds (School Bldg.), PSFG, 5s, 2/15/30	Aaa	2,500,000	2,690,750

Laredo, I S D Pub. Fac. Corp. Rev. Bonds, Ser. C, AMBAC, 5s, 8/1/29	A	1,000,000	1,000,650

Mansfield, Indpt. School Dist. G.O. Bonds, PSFG, 5s, 2/15/27	Aaa	2,000,000	2,135,720

Matagorda Cnty., Poll. Control Rev. Bonds (Cent Pwr. & Light Co.), Ser. A, 6.3s, 11/1/29	Baa2	600,000	649,710

North TX Thruway Auth. Rev. Bonds
Ser. A, NATL, 5 1/8s, 1/1/28	A2	1,500,000	1,570,410
(First Tier), Ser. A, 6 1/4s, 1/1/24	A2	3,500,000	3,990,595

Pharr, San Juan - Alamo, Indpt. School Dist. G.O. Bonds (School Bldg.), PSFG, 5s, 2/1/30	Aaa	2,000,000	2,151,760

TX Muni. Gas Acquisition & Supply Corp. I Rev. Bonds, Ser. A, 5 1/4s, 12/15/24	A	1,000,000	965,920

			26,272,783
Virginia (0.5%)

Chesterfield Cnty., Econ. Dev. Auth. Poll. Control Rev. Bonds (VA Elec. & Pwr.), Ser. A, 5s, 5/1/23	A3	1,575,000	1,717,632

			1,717,632
Washington (3.5%)

WA State Higher Ed. Fac. Auth. Rev. Bonds (Whitworth U.), 5 1/8s, 10/1/24	Baa1	2,500,000	2,534,775

WA State Hlth. Care Fac. Auth. Rev. Bonds
(WA Hlth. Svcs.), 7s, 7/1/39	Baa2	1,000,000	1,042,520
Ser. B, NATL, 5s, 2/15/27	Baa1	2,330,000	2,240,691

WA State Pub. Pwr. Supply Syst. Rev. Bonds (Nuclear No. 3), Ser. B, NATL, 7 1/8s, 7/1/16	Aa1	6,000,000	7,476,960

			13,294,946
West Virginia (1.5%)

Econ. Dev. Auth. Lease Rev. Bonds (Correctional Juvenile Safety), Ser. A, NATL, 5s, 6/1/29	Aa2	5,000,000	5,135,950

WV Econ. Dev. Auth. Solid Waste Disp. Fac. FRB (Appalachian Pwr. Co.), Ser. A, 5 3/8s, 12/1/38	Baa2	500,000	507,330

			5,643,280
Wisconsin (1.0%)

WI State Rev. Bonds, Ser. A, 6s, 5/1/27	Aa3	2,000,000	2,314,260

WI State Hlth. & Edl. Fac. Auth. Rev. Bonds (Prohealth Care, Inc.), 6 5/8s, 2/15/39	A1	1,250,000	1,363,050

			3,677,310
Wyoming (0.5%)

Sweetwater Cnty., Poll. Control Rev. Bonds (Idaho Power Co.), 5 1/4s, 7/15/26	A2	1,800,000	1,931,912

			1,931,912
TOTAL INVESTMENTS

Total investments (cost $350,642,864)(b)			$373,308,957

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2011 through October 31, 2011 (the reporting period).
(a)	Percentages indicated are based on net assets of $377,656,197.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.” The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at the close of the reporting period and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $350,642,864, resulting in gross unrealized appreciation and depreciation of $24,124,653 and $1,458,560, respectively, or net unrealized appreciation of $22,666,093.
(FWC)	Forward commitment, in part or in entirety.
	The rates shown on Mandatory Put Bonds and FRB are the current interest rates at the close of the reporting period.
	VRDN are floating-rate securities with a long-term maturity, that carry a coupon that resets every one or seven days. The rates shown are the current interest rates at the close of the reporting period.
	The dates shown parenthetically on Mandatory Put Bonds represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Health care	18.7%
	Utilities	17.7
	Local government	16.2
	Education	14.0
	The fund had the following insurance concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	NATL	16.6%
	AGM	11.8
	Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1 – Valuations based on quoted prices for identical securities in active markets.
Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$373,308,957	$—

Totals by level	$—	$373,308,957	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Tax Free Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: December 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: December 29, 2011

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: December 29, 2011

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-04345)

Exact name of registrant as specified in charter:	Putnam Tax Free Income Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2012

Date of reporting period:	October 31, 2011

Item 1. Schedule of Investments:

Putnam Tax Free High Yield Fund

The fund's portfolio
10/31/11 (Unaudited)

Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
AGO — Assured Guaranty, Ltd.
AMBAC — AMBAC Indemnity Corporation
COP — Certificates of Participation
FNMA Coll. — Federal National Mortgage Association Collateralized
FRB — Floating Rate Bonds
G.O. Bonds — General Obligation Bonds
GNMA Coll. — Government National Mortgage Association Collateralized
NATL — National Public Finance Guarantee Corp.
Radian Insd. — Radian Group Insured
VRDN — Variable Rate Demand Notes
MUNICIPAL BONDS AND NOTES (97.4%)(a)
		Rating(RAT)		Principal amount	Value

Alabama (1.4%)

Cullman Cnty., Hlth. Care Auth. Rev. Bonds (Cullman Regl. Med. Ctr.), Ser. A, 7s, 2/1/36		Ba1		$6,000,000	$5,590,500

Mobile, Special Care Fac. Fin. Auth. VRDN (Infirmary Hlth. Syst.), Ser. A, 0.12s, 2/1/40		VMIG1		2,900,000	2,900,000

Selma, Indl. Dev. Board Rev. Bonds (Gulf Opportunity Zone Intl. Paper Co.), Ser. A
6 1/4s, 11/1/33		BBB		3,000,000	3,165,780
5.8s, 5/1/34		BBB		1,750,000	1,794,782

					13,451,062
Arizona (3.5%)

Calhoun Cnty., Sales & Use Tax Rev. Bonds (Georgia-Pacific Corp.), 6 3/8s, 11/1/26		Baa3		2,000,000	2,014,400

Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande Regl. Med. Ctr.), Ser. A
7 5/8s, 12/1/29		BB-/P		7,300,000	7,288,685
7 1/4s, 12/1/19		BB-/P		500,000	508,280

Cochise Cnty., Indl. Dev. Auth. Rev. Bonds
(Sierra Vista Regl. Hlth. Ctr.), 7 3/4s, 12/1/30		BBB+/P		2,930,000	2,992,263
(Sierra Vista Cmnty. Hosp.), 6.45s, 12/1/17		BBB+/P		1,710,000	1,749,467
(Sierra Vista Regl. Hlth. Ctr.), Ser. A, 6.2s, 12/1/21		BBB+/P		855,000	911,687

Coconino Cnty., Poll. Control Rev. Bonds (Tucson Elec. Pwr. Co. - Navajo), Ser. A, 5 1/8s, 10/1/32		Baa3		4,000,000	3,810,000

Glendale, Indl. Dev. Auth. Rev. Bonds (John C. Lincoln Hlth. Network), 5s, 12/1/42		BBB		1,000,000	852,390

Maricopa Cnty., Poll. Control Rev. Bonds (El Paso Elec. Co.), Ser. A, 7 1/4s, 2/1/40		Baa2		4,800,000	5,304,864

Phoenix, Indl. Dev. Auth. Ed. Rev. Bonds (Career Success Schools), 7 1/8s, 1/1/45		BB+		500,000	476,520

Pima Cnty., Indl. Dev. Auth. Rev. Bonds
(Tucson Elec. Pwr.), Ser. A, 6 3/8s, 9/1/29		Baa3		2,500,000	2,538,275
(Tucson Elec. Pwr. Co.), 5 3/4s, 9/1/29		Baa3		1,000,000	1,022,680
(Horizon Cmnty. Learning Ctr.), 5 1/4s, 6/1/35		BBB		1,395,000	1,168,396
(Horizon Cmnty. Learning Ctr.), 5.05s, 6/1/25		BBB		2,450,000	2,146,714

Salt Verde, Fin. Corp. Gas Rev. Bonds, 5s, 12/1/37		A		1,430,000	1,296,667

					34,081,288
Arkansas (0.3%)

Arkadelphia, Pub. Ed. Fac. Board Rev. Bonds (Ouachita Baptist U.), 6s, 3/1/33		BBB-/P		2,000,000	2,055,880

Little River Cnty., Rev. Bonds (Georgia-Pacific Corp.), 5.6s, 10/1/26		Baa3		1,290,000	1,289,936

					3,345,816
California (10.3%)

ABAG Fin. Auth. for Nonprofit Corps. Rev. Bonds (Episcopal Sr. Cmnty.), 6s, 7/1/31		BBB+		1,295,000	1,298,639

CA Rev. Bonds (Catholic Hlth. Care West), Ser. A, 6s, 7/1/39		A2		5,000,000	5,327,700

CA Edl. Fac. Auth. Rev. Bonds (U. of La Verne), Ser. A, 5s, 6/1/35		Baa2		1,500,000	1,359,270

CA Muni. Fin. Auth. COP (Cmnty. Hosp. Central CA)
5 1/4s, 2/1/46		Baa2		7,000,000	5,878,530
5 1/4s, 2/1/37		Baa2		3,205,000	2,796,651

CA Poll. Control Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Management, Inc.), Ser. A-2, 5.4s, 4/1/25		BBB		2,000,000	2,044,720

CA State G.O. Bonds, 5s, 9/1/30		A1		7,500,000	7,740,600

CA State Pub. Wks. Board Rev. Bonds
Ser. I-1, 6 5/8s, 11/1/34		A2		3,750,000	4,152,750
Ser. A-1, 6s, 3/1/35		A2		2,000,000	2,119,340
(States Prisons - LA), Ser. C, 5 3/4s, 10/1/31		A2		1,000,000	1,050,820
(Dept. of Forestry & Fire), Ser. E, 5s, 11/1/32		A2		1,750,000	1,688,260

CA Statewide Cmnty. Dev. Auth. Rev. Bonds
(Thomas Jefferson School of Law), Ser. A, 7 1/4s, 10/1/38		BB+		2,025,000	2,053,289
(American Baptist Homes West), 6 1/4s, 10/1/39		BBB		2,500,000	2,507,550
(Irvine LLC-UCI East Campus), 6s, 5/15/40		Baa2		6,000,000	6,044,880
(Sr. Living-Presbyterian Homes), Ser. A, 4 7/8s, 11/15/36		BBB		1,000,000	858,620

CA Statewide Cmnty. Dev. Auth. 144A Rev. Bonds (Front Porch Cmntys. & Svcs.), Ser. A, 5 1/8s, 4/1/37		BBB		3,300,000	2,749,824

CA Statewide Cmnty. Dev. Auth. Special Tax Rev. Bonds (Citrus Garden Apt. Project - D1), 5 1/4s, 7/1/22		AAA		1,000,000	985,100

Cathedral City, Impt. Board Act of 1915 Special Assmt. Bonds (Cove Impt. Dist.), Ser. 04-02
5.05s, 9/2/35		BBB-/P		1,785,000	1,536,974
5s, 9/2/30		BBB-/P		1,695,000	1,529,941

Chula Vista, Cmnty. Fac. Dist. Special Tax Rev. Bonds
(No. 07-1 Otay Ranch Village Eleven), 5.8s, 9/1/28		BB+/P		1,795,000	1,792,918
(No. 07-I Otay Ranch Village Eleven), 5.1s, 9/1/26		BB+/P		335,000	316,639

Foothill/Eastern Corridor Agcy. Rev. Bonds
(Toll Road), 5.85s, 1/15/23		Baa3		1,500,000	1,509,270
(CA Toll Roads), 5 3/4s, 1/15/40		Baa3		3,200,000	2,918,048
zero %, 1/15/38		Baa3		9,000,000	1,468,800
zero %, 1/15/37		Baa3		5,000,000	896,050
zero %, 1/15/30		Baa3		6,000,000	1,893,000

Irvine, Impt. Board Act of 1915 Special Assmt. (Dist. No. 03-19)
5s, 9/2/29		B/P		1,670,000	1,373,942
5s, 9/2/25		B/P		1,270,000	1,104,100

Irvine, Impt. Board Act of 1915 Ltd. Oblig. Special Assmt. Bonds (No. 03-19 Group 4), 5s, 9/2/29		BB-/P		660,000	588,944

M-S-R Energy Auth. Rev. Bonds
Ser. A, 6 1/2s, 11/1/39		A		1,250,000	1,421,638
Ser. B, 6 1/2s, 11/1/39		A		2,000,000	2,274,620

North Natomas, Cmnty. Fac. Special Tax Bonds
(Dist. No. 4), Ser. D, 5s, 9/1/33		BBB-/P		340,000	292,611
Ser. D, 5s, 9/1/26		BBB-/P		1,070,000	983,555

Oakley, Pub. Fin. Auth. Rev. Bonds, 5 7/8s, 9/2/24		BBB-/P		1,345,000	1,356,956

Orange Cnty., Cmnty. Fac. Dist. Special Tax Rev. Bonds (Ladera Ranch No. 02-1), Ser. A, 5.55s, 8/15/33		BBB-/P		2,875,000	2,793,379

Sacramento, Special Tax Rev. Bonds (North Natomas Cmnty. Fac.)
Ser. 01-03, 6s, 9/1/28		BBB/P		680,000	681,822
Ser. 97-01, 5.1s, 9/1/35		BB+/P		2,895,000	2,520,445
Ser. 97-01, 5s, 9/1/29		BB+/P		1,355,000	1,211,871

San Bernardino, Cmnty. College Dist. G.O. Bonds (Election of 2008), Ser. B, zero %, 8/1/44		Aa2		15,000,000	1,888,350

San Diego, Unified School Dist. G.O. Bonds
Ser. C, zero %, 7/1/47		Aa2		10,000,000	1,137,300
Ser. C, zero %, 7/1/46		Aa2		5,000,000	604,400
(Election of 2008), Ser. C, zero %, 7/1/40		Aa2		5,000,000	881,050

San Francisco City & Cnty. Redev. Agcy. Cmnty. Fac. Dist. Special Tax (No. 6 Mission Bay South), Ser. A, 5.15s, 8/1/35		BB+/P		1,000,000	855,930

San Francisco, City & Cnty. Redev. Fin. Auth. Tax Alloc. Bonds (Mission Bay South Redev.), Ser. D, 6 1/2s, 8/1/31		BBB		500,000	518,690

San Joaquin Hills, Trans. Corridor Agcy. Toll Rd. Rev. Bonds, Ser. A, 5 1/2s, 1/15/28		BB-		1,500,000	1,211,535

Santaluz, Cmnty. Facs. Dist. No. 2 Special Tax Rev. Bonds (Impt. Area No. 1), Ser. B, 6 3/8s, 9/1/30		BBB/P		5,785,000	5,801,140

Selma, Unified School Dist. G.O. Bonds (Election of 2006), Ser. C, AGO, zero %, 8/1/37		AA+		2,400,000	423,792

Southern CA Pub. Pwr. Auth. Rev. Bonds (Natural Gas), Ser. A, 5 1/4s, 11/1/21		Baa1		1,500,000	1,518,615

Sunnyvale, Special Tax Rev. Bonds (Cmnty. Fac. Dist. No. 1), 7 3/4s, 8/1/32		B+/P		3,780,000	3,781,625

Thousand Oaks, Cmnty. Fac. Dist. Special Tax Rev. Bonds (Marketplace 94-1), zero %, 9/1/14		B/P		2,665,000	2,142,687

					101,887,180
Colorado (2.2%)

CO Hlth. Fac. Auth. Rev. Bonds
(Christian Living Cmntys.), Ser. A, 9s, 1/1/34		BB-/P		750,000	799,268
(Christian Living Cmnty.), 6 3/8s, 1/1/41(FWC)		BB-/P		810,000	805,132
(Total Longterm Care National), Ser. A, 6 1/4s, 11/15/40		BBB-/F		800,000	818,248
(Evangelical Lutheran), Ser. A, 6 1/8s, 6/1/38		A3		4,810,000	4,850,067
(Evangelical Lutheran), 5.9s, 10/1/27		A3		5,000,000	5,037,100
(Christian Living Cmntys.), Ser. A, 5 3/4s, 1/1/26		BB-/P		1,550,000	1,529,215
(Valley View Assn.), 5 1/4s, 5/15/42		BBB+		3,025,000	2,804,387
(Valley View Assn.), 5 1/8s, 5/15/37		BBB+		1,000,000	923,120

CO Pub. Hwy. Auth. Rev. Bonds (E-470), zero %, 9/1/41		Baa2		1,000,000	126,250

CO Springs, Hosp. Rev. Bonds, 6 3/8s, 12/15/30		A3		755,000	755,317

Denver, City & Cnty. Special Fac. Arpt. Rev. Bonds (United Airlines), Ser. A, 5 1/4s, 10/1/32		B		675,000	565,697

E-470 Pub. Hwy. Auth. Rev. Bonds, Ser. A, NATL, zero %, 9/1/34		Baa1		12,000,000	2,500,560

					21,514,361
Connecticut (0.5%)

CT State Dev. Auth. 1st. Mtg. Gross Rev. Hlth. Care Rev. Bonds (Elim Street Park Baptist, Inc.), 5.85s, 12/1/33		BBB		1,735,000	1,668,445

Hamden, Fac. Rev. Bonds (Whitney Ctr.), Ser. A, 7 3/4s, 1/1/43		BB/P		2,800,000	2,948,008

					4,616,453
Delaware (0.8%)

DE St. Econ. Dev. Auth. Rev. Bonds
(Delmarva Pwr.), 5.4s, 2/1/31		BBB+		1,700,000	1,730,668
(Indian River Pwr.), 5 3/8s, 10/1/45		Baa3		6,200,000	5,716,276

DE State Hlth. Facs. Auth. VRDN (Christiana Care), Ser. A, 0.12s, 10/1/38		Aa3		780,000	780,000

					8,226,944
District of Columbia (1.9%)

DC Rev. Bonds (Howard U.), Ser. A, 6 1/2s, 10/1/41		A3		7,000,000	7,413,560

DC Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. A, zero %, 6/15/46		B+/F		94,730,000	6,003,987

Metro. Washington, Arpt. Auth. Dulles Toll Rd. Rev. Bonds (2nd Sr. Lien), Ser. B
zero %, 10/1/40		Baa1		995,000	159,658
zero %, 10/1/39		Baa1		10,000,000	1,709,400
zero %, 10/1/38		Baa1		20,000,000	3,642,200

					18,928,805
Florida (5.1%)

Escambia Cnty., Env. Impt. Rev. Bonds (Intl. Paper Co.), Ser. A, 5s, 8/1/26		BBB		1,500,000	1,418,985

Fishhawk, Cmnty. Dev. Dist. II Rev. Bonds, Ser. B, 7.04s, 11/1/14		B-/P		165,000	163,347

Heritage Harbour Marketplace Cmnty., Dev. Dist. Special Assmt., 5.6s, 5/1/36		B/P		2,350,000	1,955,200

Jacksonville, Econ. Dev. Comm. Hlth. Care Fac. Rev. Bonds (Proton Therapy Inst.), Class A, 6s, 9/1/17		B/P		860,000	914,997

Jacksonville, Econ. Dev. Comm. Indl. Dev. Rev. Bonds (Gerdau Ameristeel US, Inc.), 5.3s, 5/1/37		BBB-		5,250,000	4,546,395

Lakeland, Retirement Cmnty. Rev. Bonds (1st Mtge. - Carpenters), 6 3/8s, 1/1/43		BBB-/F		1,820,000	1,678,477

Lee Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev. Bonds
(Shell Pt./Alliance Oblig. Group), 5 1/8s, 11/15/36		BB		4,925,000	3,909,465
(Shell Pt./Alliance), 5s, 11/15/32		BB		3,210,000	2,599,105

Miami Beach, Hlth. Fac. Auth. Hosp. Rev. Bonds (Mount Sinai Med. Ctr.), Ser. A, 6.7s, 11/15/19		Baa3		2,000,000	2,022,320

Miami-Dade Cnty., Aviation Rev. Bonds
(Miami Intl. Arpt.), Ser. A-1, 5 3/8s, 10/1/41		A2		1,000,000	1,023,040
Ser. B, 5s, 10/1/41		A2		4,500,000	4,431,105

Middle Village Cmnty. Dev. Dist. Special Assmt., Ser. A, 6s, 5/1/35		BB/P		2,000,000	1,752,140

Myrtle Creek, Impt. Dist. Special Assmt. Bonds, Ser. A, 5.2s, 5/1/37		BB-/P		2,090,000	1,595,192

Palm Beach Cnty., Hlth. Fac. Auth. Rev. Bonds (Acts Retirement-Life Cmnty.), 5 1/2s, 11/15/33		BBB+		7,000,000	6,799,800

Palm Coast Pk. Cmnty. Dev. Dist. Special Assmt. Bonds, 5.7s, 5/1/37		B-/P		2,550,000	1,512,532

Sarasota Cnty., Hlth. Fac. Auth. Retirement Fac. Rev. Bonds (Village On The Isle), 5 1/2s, 1/1/27		BBB/F		1,850,000	1,816,293

Six Mile Creek, Cmnty. Dev. Dist. Special Assmt., 5 7/8s, 5/1/38		CCC/P		2,000,000	640,000

South Bay, Cmnty. Dev. Dist. Rev. Bonds, Ser. B-1, 5 1/8s, 11/1/12 (In default)(NON)		D/P		2,035,000	671,550

Tampa Bay, Cmnty. Dev. Dist. Special Assmt. Bonds (New Port), Ser. A, 5 7/8s, 5/1/38 (In default)(NON)		D/P		1,880,000	564,000

Tolomato, Cmnty. Dev. Dist. Special Assmt. (Split Pine Cmnty. Dev. Dist.), Ser. A, 5 1/4s, 5/1/39		B-/P		4,605,000	2,904,972

Tolomato, Cmnty. Dev. Dist. Special Assmt. Bonds
6.55s, 5/1/27		B-/P		1,300,000	872,157
5.4s, 5/1/37		CCC/P		3,220,000	2,495,275

Town Ctr. at Palm Coast, Cmnty. Dev. Dist. Special Assmt., 6s, 5/1/36		B/P		1,860,000	1,264,633

Verandah, West Cmnty. Dev. Dist. Rev. Bonds (Cap. Impt.), Ser. A, 6 5/8s, 5/1/33		BB/P		865,000	833,860

Verano Ctr. Cmnty. Dev. Dist. Special Assmt. Bonds (Cmnty. Infrastructure), Ser. A, 5 3/8s, 5/1/37		B-/P		970,000	633,080

Village Cmnty. Dev. Dist. No. 8 Special Assmt. Bonds (Dist. No. 8 Phase II), 6 1/8s, 5/1/39		BB-/P		965,000	967,210

					49,985,130
Georgia (2.6%)

Atlanta, Wtr. & Waste Wtr. Rev. Bonds, Ser. A, 6 1/4s, 11/1/39		A1		5,000,000	5,596,300

Clayton Cnty., Dev. Auth. Special Fac. Rev. Bonds (Delta Airlines), Ser. B, 9s, 6/1/35		CCC+		4,000,000	4,307,720

Effingham Cnty., Indl. Dev. Auth. Rev. Bonds (Georgia-Pacific Corp.), 6 1/2s, 6/1/31		Baa3		3,400,000	3,413,702

Fulton Cnty., Res. Care Fac. Rev. Bonds (Canterbury Court), Class A, 6 1/8s, 2/15/34		BB/P		1,800,000	1,627,074

Gainesville & Hall Cnty., Devauth Retirement Cmnty. Rev. Bonds (Acts Retirement-Life Cmnty.), Ser. A-2, 6 5/8s, 11/15/39		BBB+		1,200,000	1,251,876

Main St. Natural Gas, Inc. Rev. Bonds (GA Gas), Ser. A, 5 1/2s, 9/15/21		A		1,255,000	1,296,402

Marietta, Dev. Auth. Rev. Bonds (U. Fac. - Life U., Inc.), 7s, 6/15/39		Ba3		4,150,000	4,094,680

Med. Ctr. Hosp. Auth. Rev. Bonds (Spring Harbor Green Island), 5 1/4s, 7/1/27		B+/P		2,800,000	2,502,052

Rockdale Cnty., Dev. Auth. Rev. Bonds (Visy Paper), Ser. A, 6 1/8s, 1/1/34		B-/P		1,400,000	1,392,300

					25,482,106
Guam (0.2%)

Territory of GU, Rev. Bonds, Ser. A, 5 3/8s, 12/1/24		BBB-		1,000,000	1,017,980

Territory of GU, Dept. of Ed. COP (John F. Kennedy High School), Ser. A, 6 7/8s, 12/1/40		B		500,000	505,840

					1,523,820
Hawaii (0.9%)

HI State Dept. Budget & Fin. Rev. Bonds
(Craigside), Ser. A, 9s, 11/15/44		B/P		1,350,000	1,543,131
(Hawaiian Elec. Co. - Subsidary), 6 1/2s, 7/1/39		Baa1		7,000,000	7,481,810

					9,024,941
Illinois (5.2%)

Chicago, Special Assmt. Bonds (Lake Shore East), 6 3/4s, 12/1/32		BB/P		6,248,000	6,435,502

Chicago, O'Hare Intl. Arpt. Rev. Bonds, Ser. A, 5 3/4s, 1/1/39		A1		5,000,000	5,413,900

Du Page Cnty., Special Svc. Area No. 31 Special Tax Bonds (Monarch Landing), 5 5/8s, 3/1/36		BB-/P		900,000	710,739

IL Fin. Auth. Rev. Bonds
(Provena Hlth.), Ser. A, 7 3/4s, 8/15/34		Baa1		3,500,000	3,954,930
(Rush U. Med. Ctr.), Ser. A, 7 1/4s, 11/1/38		A2		2,150,000	2,396,347
(Silver Cross Hosp. & Med. Ctr.), 7s, 8/15/44		BBB		5,250,000	5,508,878
(IL Rush U. Med.. Ctr.), Ser. C, 6 5/8s, 11/1/39		A2		1,425,000	1,535,965
(Roosevelt U.), 6 1/2s, 4/1/44		Baa2		245,000	255,111
(Navistar Intl. Recvy. Zone), 6 1/2s, 10/15/40		BB-		1,300,000	1,342,640
(Roosevelt U.), 6 1/2s, 4/1/39		Baa2		4,000,000	4,177,960
(Landing At Plymouth Place), Ser. A, 6s, 5/15/25		B+/P		1,550,000	1,410,748
(Elmhurst Memorial), Ser. A, 5 5/8s, 1/1/37		Baa1		2,000,000	1,982,540

IL Fin. Auth. Solid Waste Disposal (Waste Mgmt., Inc.), Ser. A, 5.05s, 8/1/29		BBB		5,045,000	4,980,575

IL Hlth. Fac. Auth. Rev. Bonds
(Cmnty. Rehab. Providers Fac.), 8 1/4s, 8/1/12		CCC/P		100,503	72,793
(Cmnty. Rehab. Providers Fac.), Ser. A, 7 7/8s, 7/1/20		CCC/P		541,784	386,297
(St. Benedict), Ser. 03A-1, 6.9s, 11/15/33 (In default)(NON)		D/P		1,000,000	310,000
(Elmhurst Memorial Hlth. Care), 5 5/8s, 1/1/28		Baa1		6,000,000	6,025,920

Metro. Pier & Exposition Auth. Dedicated State Tax Rev. Bonds (McCormick), Ser. B, AGM, zero %, 6/15/43		AAA		13,500,000	1,946,565

Railsplitter, Tobacco Settlement Auth. Rev. Bonds, 6s, 6/1/28		A-		2,150,000	2,237,225

					51,084,635
Indiana (0.4%)

IN State Fin. Auth. Rev. Bonds (U.S. Steel Corp.), 6s, 12/1/26		BB		2,000,000	1,968,740

IN State Fin. Auth. Edl. Fac. VRDN
Ser. A-1, 0.13s, 2/1/37		VMIG1		1,100,000	1,100,000
(Depauw U.), Ser. A, 0.11s, 7/1/36		VMIG1		500,000	500,000

					3,568,740
Iowa (0.9%)

IA Fin. Auth. Hlth. Care Fac. Rev. Bonds (Care Initiatives), Ser. A, 5 1/4s, 7/1/18		BB+		2,500,000	2,375,700

IA Fin. Auth. Hlth. Fac. Rev. Bonds
(Dev. Care Initiatives), Ser. A, 5 1/2s, 7/1/25		BB+		3,185,000	2,716,295
(Care Initiatives), Ser. A, 5s, 7/1/20		BB+		1,700,000	1,514,309

IA Fin. Auth. Retirement Cmnty. Rev. Bonds (Friendship Haven), Ser. A, 6s, 11/15/24		BB/P		300,000	300,579

Marion Hlth. Care Fac. Rev. Bonds (First Mtge.), Ser. IA, 8s, 1/1/29		CCC		45,000	45,275

Tobacco Settlement Auth. of IA Rev. Bonds, Ser. C, 5 3/8s, 6/1/38		BBB		3,000,000	2,237,040

					9,189,198
Kansas (0.5%)

Lenexa, Hlth. Care Fac. Rev. Bonds
(LakeView Village), 7 1/4s, 5/15/39		BB/P		1,500,000	1,510,290
5 1/2s, 5/15/39		BB/P		500,000	402,795
5 3/8s, 5/15/27		BB/P		3,400,000	2,930,800

					4,843,885
Kentucky (0.7%)

KY Econ. Dev. Fin. Auth. Rev. Bonds
(First Mtge.), Ser. IA, 8s, 1/1/29		B+/P		232,000	233,708
(Masonic Home Indpt. Living II), 7 3/8s, 5/15/46		Aa2		1,350,000	1,366,038
(Masonic Home Indpt. Living II), 7 1/4s, 5/15/41		BB-/P		900,000	906,111

Louisville & Jefferson Cnty., Metro. Govt. Hlth. Syst. Rev. Bonds (Norton Hlth. Care, Inc.), 5s, 10/1/30		A-		4,000,000	3,923,120

Louisville/Jefferson Cnty., Metro. Govt. College Rev. Bonds (Bellarmine U.), Ser. A, 6s, 5/1/38		Baa3		855,000	877,145

					7,306,122
Louisiana (1.1%)

LA Hlth. Ed. Auth. Rev. Bonds (Lambeth House), Ser. A, 6.2s, 1/1/28		AAA/F		3,000,000	2,945,730

Rapides, Fin. Auth. FRB (Cleco Pwr.), AMBAC, 4.7s, 11/1/36		Baa2		2,250,000	1,987,582

Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. 01-B, 5 7/8s, 5/15/39		A3		5,350,000	5,355,564

					10,288,876
Maine (0.8%)

ME Hlth. & Higher Edl. Fac. Auth. Rev. Bonds (ME Gen. Med. Ctr.), 7 1/2s, 7/1/32		Baa3		3,000,000	3,291,360

Rumford, Solid Waste Disp. Rev. Bonds (Boise Cascade Corp.), 6 7/8s, 10/1/26		B2		5,000,000	4,451,050

					7,742,410
Maryland (1.4%)

MD Econ. Dev. Corp. Poll. Control Rev. Bonds (Potomac Electric Power Co.), 6.2s, 9/1/22		A		1,700,000	1,996,718

MD State Hlth. & Higher Edl. Fac. Auth. Rev. Bonds (Washington Cnty. Hosp.), 6s, 1/1/43		BBB-		4,760,000	4,810,742

MD State Indl. Dev. Fin. Auth. Econ. Dev. Rev. Bonds (Our Lady of Good Counsel School), Ser. A, 6s, 5/1/35		BB-/P		600,000	603,366

Westminster, Econ. Dev. Rev. Bonds (Carroll Lutheran Village), Ser. A
6 1/4s, 5/1/34		BB/P		4,800,000	4,152,672
6s, 5/1/24		BB/P		2,000,000	1,825,900

					13,389,398
Massachusetts (6.3%)

MA Dev. Fin. Agcy. Sr. Living Fac. Rev. Bonds (Groves-Lincoln), Ser. A, 7 3/4s, 6/1/39		BB-/P		2,000,000	2,059,680

MA State Dev. Fin. Agcy. Rev. Bonds
(Sabis Intl.), Ser. A, 8s, 4/15/39		BBB		1,840,000	2,063,726
(Linden Ponds, Inc. Fac.), Ser. A-1, 6 1/4s, 11/15/46		CCC/P		2,616,363	1,923,315
(Linden Ponds, Inc. Fac.), Ser. A-1, 6 1/4s, 11/15/39		CCC/P		1,159,997	870,961
(Linden Ponds, Inc. Fac.), Ser. A-1, 6 1/4s, 11/15/31		CCC/P		704,147	560,276
(Eastern Nazarene College), 5 5/8s, 4/1/29		BB+		2,000,000	1,848,420
(Linden Ponds, Inc. Fac.), Ser. A-2, 5 1/2s, 11/15/46		CCC/P		238,451	155,716
(Berklee College of Music), 5 1/4s, 10/1/41		A2		2,000,000	2,049,620
(Wheelock College), Ser. C, 5 1/4s, 10/1/37		BBB		2,000,000	1,939,320
(Wheelock College), Ser. C, 5 1/4s, 10/1/29		BBB		1,300,000	1,307,800
(Suffolk U.), 5 1/8s, 7/1/40		Baa2		2,000,000	1,939,960
(Linden Ponds, Inc. Fac.), Ser. B, zero %, 11/15/56		CCC/P		1,186,016	11,825

MA State Dev. Fin. Agcy. Hlth. Care Fac. Rev. Bonds (Adventcare), Ser. A, 6.65s, 10/15/28		B/P		2,150,000	2,082,081

MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Civic Investments/HPHC), Ser. A, 9s, 12/15/15 (Prerefunded 12/15/12)		AAA/P		5,915,000	6,466,870
(Jordan Hosp.), Ser. E, 6 3/4s, 10/1/33		BB-		6,035,000	6,020,818
(Quincy Med. Ctr.), Ser. A, 6 1/2s, 1/15/38 (In default)(NON)		D/P		2,175,131	962,495
(Berkshire Hlth. Syst.), Ser. E, 6 1/4s, 10/1/31		BBB+		4,400,000	4,413,772
(Suffolk U.), Ser. A, 6 1/4s, 7/1/30		Baa2		1,400,000	1,507,366
(Hlth. Care Syst.-Covenant Hlth.), 6s, 7/1/31		A		5,685,000	5,746,739
(Suffolk U.), Ser. A, 5 3/4s, 7/1/39		Baa2		2,125,000	2,181,716
(Springfield College), 5 5/8s, 10/15/40		Baa1		3,500,000	3,458,000
(Milton Hosp.), Ser. D, 5 3/8s, 7/1/35		BB-		3,950,000	3,357,539
(Winchester Hosp.), 5 1/4s, 7/1/38		BBB+		2,000,000	1,856,580
(Fisher College), Ser. A, 5 1/8s, 4/1/37		BBB-		1,400,000	1,219,876
(Milford Regl. Med.), Ser. E, 5s, 7/15/32		Baa3		1,000,000	882,270
(Milford Regl. Med.), Ser. E, 5s, 7/15/27		Baa3		2,750,000	2,554,502
(Emerson Hosp.), Ser. E, Radian Insd., 5s, 8/15/25		BB/P		3,500,000	3,087,560

					62,528,803
Michigan (1.7%)

Advanced Tech. Academy Pub. School Rev. Bonds, 6s, 11/1/28		BBB-		1,695,000	1,524,958

Ann Arbor, Econ. Dev. Corp. Ltd. Oblig. Rev. Bonds (Glacier Hills, Inc.), State & Local Govt. Coll., 8 3/8s, 1/15/19 (Escrowed to maturity)		AA+		1,822,000	2,236,687

Detroit, G.O. Bonds (Cap. Impt.), Ser. A-1, 5s, 4/1/15		BB		2,880,000	2,766,499

Flint, Hosp. Bldg. Auth. Rev. Bonds (Hurley Med. Ctr.)
7 1/2s, 7/1/39		Ba1		700,000	724,640
6s, 7/1/20		Ba1		1,640,000	1,642,657

Garden City, Hosp. Fin. Auth. Rev. Bonds (Garden City Hosp.), Ser. A, 5 3/4s, 9/1/17		Ba3		1,405,000	1,405,098

MI Higher Ed. Fac. Auth. VRDN (U. of Detroit), 0.15s, 11/1/36		VMIG1		2,150,000	2,150,000

MI State Hosp. Fin. Auth. Rev. Bonds (Henry Ford Hlth.), 5 3/4s, 11/15/39		A1		4,400,000	4,502,080

					16,952,619
Minnesota (1.7%)

Douglas Cnty., Gross Hlth. Care Fac. Rev. Bonds (Douglas Cnty. Hosp.), Ser. A, 6 1/4s, 7/1/34		BBB-		2,400,000	2,508,552

Inver Grove Heights, Nursing Home Rev. Bonds (Presbyterian Homes Care)
5 1/2s, 10/1/41		B/P		1,000,000	914,050
5 3/8s, 10/1/26		B/P		250,000	238,518

Minneapolis & St. Paul, Hsg. & Redev. Auth. Hlth. Care VRDN (Allina Hlth. Syst.), Ser. B-1, 0.16s, 11/15/35		VMIG1		600,000	600,000

North Oaks, Sr. Hsg. Rev. Bonds
(Presbyterian Homes North Oaks), 6 1/8s, 10/1/39		BB/P		1,375,000	1,384,034
(Presbyterian Homes), 6s, 10/1/27		BB/P		1,250,000	1,266,025

Northfield, Hosp. Rev. Bonds, 5 3/8s, 11/1/31		BBB-		1,500,000	1,508,790

Sauk Rapids Hlth. Care & Hsg. Fac. Rev. Bonds (Good Shepherd Lutheran Home), 6s, 1/1/34		B+/P		800,000	700,760

St. Paul, Hsg. & Redev. Auth. Charter School Lease Rev. Bonds (Nova Classical Academy), Ser. A, 6 3/8s, 9/1/31		BBB-		500,000	500,845

St. Paul, Hsg. & Redev. Auth. Hlth. Care Fac. Rev. Bonds (HealthPartners Oblig. Group), 5 1/4s, 5/15/36		A3		5,035,000	5,028,001

St. Paul, Hsg. & Redev. Auth. Hosp. Rev. Bonds (Healtheast), 6s, 11/15/35		Ba1		1,250,000	1,237,412

Washington Cnty., Hsg. & Redev. Auth. Rev. Bonds (Healtheast), 5 1/2s, 11/15/27		Ba1		1,000,000	966,910

					16,853,897
Mississippi (0.6%)

Warren Cnty., Gulf Opportunity Zone (Intl. Paper Co.), Ser. A, 6 1/2s, 9/1/32		BBB		5,400,000	5,853,438

					5,853,438
Missouri (0.2%)

MO State Hlth. & Edl. Fac. Auth. VRDN (Washington U. (The)), Ser. A, 0.17s, 9/1/30		VMIG1		1,100,000	1,100,000

MO State Hsg. Dev. Comm. Mtge. Rev. Bonds (Single Fam. Home Ownership Loan), Ser. A-1, GNMA Coll., FNMA Coll., 6 3/4s, 3/1/34		AA+		395,000	415,421

					1,515,421
Montana (0.1%)

MT Fac. Fin. Auth. Rev. Bonds (Sr. Living St. John's Lutheran), Ser. A, 6s, 5/15/25		B+/P		750,000	699,945

					699,945
Nebraska (0.3%)

Central Plains, Energy Rev. Bonds (NE Gas No. 1), Ser. A, 5 1/4s, 12/1/18		Ba3		1,500,000	1,524,735

Lancaster Cnty., Hosp. Auth. Rev. Bonds (Immanuel Oblig. Group), 5 5/8s, 1/1/40		A-/F		1,825,000	1,860,113

					3,384,848
Nevada (0.9%)

Clark Cnty., Impt. Dist. Special Assmt. Bonds
(Summerlin No. 142), 6 3/8s, 8/1/23		BB/P		920,000	934,711
(Summerlin No. 151), 5s, 8/1/25		BB-/P		300,000	215,970
(Summerlin No. 151), 5s, 8/1/20		BB-/P		335,000	268,248
(Summerlin No. 151), 5s, 8/1/19		BB-/P		1,140,000	940,033
(Summerlin No. 151), 5s, 8/1/18		BB-/P		1,095,000	929,228
(Summerlin No. 151), 5s, 8/1/17		BB-/P		1,300,000	1,137,149

Henderson, Local Impt. Dist. Special Assmt. Bonds
(No. T-17), 5s, 9/1/25		BB+/P		785,000	698,305
(No. T-18), 5s, 9/1/14		CCC/P		2,320,000	1,383,532

Las Vegas, Local Impt. Board Special Assmt.
(Special Impt. Dist. No. 607), 6s, 6/1/19		BB/P		960,000	911,779
(Dist. No. 607), 5.9s, 6/1/18		BB/P		195,000	186,697
(Dist. No. 607), 5.9s, 6/1/17		BB/P		1,445,000	1,404,222

					9,009,874
New Hampshire (0.8%)

NH Higher Edl. & Hlth. Fac. Auth. Rev. Bonds (Rivermead at Peterborough), 5 3/4s, 7/1/28		BB+/P		6,000,000	5,415,660

NH Hlth. & Ed. Fac. Auth. Rev. Bonds (Huntington at Nashua), Ser. A, 6 7/8s, 5/1/33		BB-/P		2,400,000	2,409,576

					7,825,236
New Jersey (4.6%)

Burlington Cnty., Bridge Comm. Econ. Dev. Rev. Bonds (The Evergreens), 5 5/8s, 1/1/38		BB+/P		5,500,000	4,780,435

NJ Econ. Dev. Auth. Rev. Bonds
(Newark Arpt. Marriott Hotel), 7s, 10/1/14		Ba1		4,000,000	4,010,880
(First Mtge. Presbyterian Home), Ser. A, 6 3/8s, 11/1/31		BB/P		500,000	434,780
(United Methodist Homes), Ser. A-1, 6 1/4s, 7/1/33		BB+		3,000,000	2,882,880
(First Mtge. Presbyterian Home), Ser. A, 6 1/4s, 11/1/20		BB/P		550,000	523,154
(Cranes Mill), Ser. A, 6s, 7/1/38		BBB-/F		1,750,000	1,695,592
(MSU Student Hsg.), 5 7/8s, 6/1/42		Baa3		5,110,000	5,211,382
(First Mtge. Lions Gate), Ser. A, 5 7/8s, 1/1/37		B/P		800,000	698,352
(Cigarette Tax), 5 1/2s, 6/15/24		BBB		5,000,000	4,999,950

NJ Econ. Dev. Auth. Retirement Cmnty. Rev. Bonds (Seabrook Village, Inc.), 5 1/4s, 11/15/36		BB-/P		3,590,000	3,042,633

NJ Hlth. Care Fac. Fin. Auth. Rev. Bonds
(St. Joseph Hlth. Care Syst.), 6 5/8s, 7/1/38		BBB-		6,000,000	6,007,260
(St. Peter's U. Hosp.), 6 1/4s, 7/1/35		Baa3		2,500,000	2,508,725
(St. Peter's U. Hosp.), 5 3/4s, 7/1/37		Baa3		2,000,000	1,875,200
(Holy Name Hosp.), 5s, 7/1/36		Baa2		3,500,000	3,044,055

Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. 1A, 4 3/4s, 6/1/34		BB+		5,000,000	3,341,050

					45,056,328
New Mexico (1.2%)

Farmington, Poll. Control Rev. Bonds
(Public Service Co. of NM San Juan), Ser. D, 5.9s, 6/1/40		Baa3		3,000,000	2,923,080
(San Juan), Ser. A, 4 7/8s, 4/1/33		Baa3		7,660,000	6,840,227
(San Juan), Ser. B, 4 7/8s, 4/1/33		Baa3		2,750,000	2,455,695

					12,219,002
New York (5.1%)

Albany, Indl. Dev. Agcy. Rev. Bonds (Charitable Leadership), Ser. A, 5 3/4s, 7/1/26		D/P		2,000,000	1,140,440

Brooklyn Arena Local Dev. Corp. Rev. Bonds (Barclays Ctr.), 6 3/8s, 7/15/43		Baa3		3,000,000	3,142,860

Broome Cnty., Indl. Dev. Agcy. Continuing Care Retirement Rev. Bonds (Good Shepherd Village), Ser. A, 6 7/8s, 7/1/40		B/P		715,000	698,734

Huntington, Hsg. Auth. Sr. Hsg. Fac. Rev. Bonds (Gurwin Jewish Sr. Residence), Ser. A, 6s, 5/1/39		B+/P		1,250,000	1,145,100

NY City, Indl. Dev. Agcy. Rev. Bonds
(Yankee Stadium - Pilot), AGO, 7s, 3/1/49		AA+		1,000,000	1,136,460
(Staten Island U. Hosp. Project), 6.45s, 7/1/32 (Prerefunded 7/1/12)		Baa3		1,370,000	1,436,719
(Liberty-7 World Trade Ctr.), Ser. A, 6 1/4s, 3/1/15		BB/P		3,000,000	3,015,600
(Brooklyn Navy Yard Cogen. Partners), 5.65s, 10/1/28		Ba3		3,250,000	2,622,977

NY City, Indl. Dev. Agcy. Civic Fac. Rev. Bonds (Staten Island U. Hosp.), Ser. A, 6 3/8s, 7/1/31 (Prerefunded 7/1/12)		Baa3		570,000	592,771

NY City, Indl. Dev. Agcy. Special Fac. Rev. Bonds
(JFK Intl. Arpt.), Ser. A, 8s, 8/1/12		B-		4,500,000	4,518,225
(American Airlines - JFK Intl. Arpt.), 7 1/2s, 8/1/16		B-		9,165,000	8,642,687
(British Airways PLC), 5 1/4s, 12/1/32		BB-		2,325,000	1,879,925
(Jetblue Airways Corp.), 5 1/8s, 5/15/30		B-		3,680,000	3,063,048
(Jetblue Airways Corp.), 5s, 5/15/20		B-		675,000	608,229

NY State Dorm. Auth. Non-State Supported Debt Rev. Bonds (Orange Regl. Med. Ctr.), 6 1/4s, 12/1/37		Ba1		4,180,000	4,142,589

NY State Energy Research & Dev. Auth. Gas Fac. Rev. Bonds (Brooklyn Union Gas), 6.952s, 7/1/26		A3		1,800,000	1,808,532

Oneida Cnty., Indl. Dev. Agcy. Rev. Bonds (St. Elizabeth Med.), Ser. A, 5 7/8s, 12/1/29		BB+/P		1,500,000	1,447,350

Port Auth. NY & NJ Special Oblig. Rev. Bonds (JFK Intl. Air Term.), 6s, 12/1/42		Baa3		2,100,000	2,201,661

Seneca Cnty., Indl. Dev. Agcy. Solid Waste Disp. Mandatory Put Bonds (10/1/13) (Seneca Meadows, Inc.), 6 5/8s, 10/1/35		BB-		1,660,000	1,668,732

Suffolk Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Southampton Hosp. Assn.), Ser. B, 7 5/8s, 1/1/30		B-/P		3,415,000	3,417,322
(Southampton Hosp. Assn.), Ser. A, 7 1/4s, 1/1/30		B-/P		750,000	750,067
(Gurwin Jewish-Phase II), 6.7s, 5/1/39		B+/P		960,000	961,469

Yonkers, Indl. Dev. Agcy. Civic Fac. Rev. Bonds (St. John's Riverside Hosp.), Ser. A, 7 1/8s, 7/1/31		B		500,000	500,045

					50,541,542
North Carolina (0.6%)

NC Cap. Fin. Agcy. Edl. Fac. Rev. Bonds (Meredith College), 6s, 6/1/31		BBB		1,000,000	1,025,570

NC Med. Care Cmnty. Hlth. Care Fac. Rev. Bonds
(Deerfield), Ser. A, 6 1/8s, 11/1/38		BBB+/F		400,000	406,928
(First Mtge. - Presbyterian Homes), 5 3/8s, 10/1/22		BB/P		750,000	752,047

NC Med. Care Comm. Retirement Fac. Rev. Bonds
(Carolina Village), 6s, 4/1/38		BB/P		2,500,000	2,264,475
(First Mtge. United Methodist), Ser. C, 5 1/2s, 10/1/32		BB+/P		2,000,000	1,839,240

					6,288,260
Ohio (3.7%)

Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A-2
5 7/8s, 6/1/30		BB-		8,480,000	6,411,898
5 3/4s, 6/1/34		BB-		13,300,000	9,663,381
5 1/8s, 6/1/24		BB-		2,500,000	1,928,075

Erie Cnty., OH Hosp. Fac. Rev. Bonds (Firelands Regl. Med. Ctr.)
5 5/8s, 8/15/32		A-		2,900,000	2,856,094
Ser. A, 5 1/4s, 8/15/46		A-		4,950,000	4,396,838

Hickory Chase, Cmnty. Auth. Infrastructure Impt. Rev. Bonds (Hickory Chase), 7s, 12/1/38		BB-/P		1,695,000	1,125,260

Lake Cnty., Hosp. Fac. Rev. Bonds (Lake Hosp. Syst.), Ser. C, 6s, 8/15/43		Baa1		1,550,000	1,562,695

OH State Air Quality Dev. Auth. Rev. Bonds (Valley Elec. Corp.), Ser. E, 5 5/8s, 10/1/19		Baa3		1,450,000	1,568,537

OH State Higher Edl. Fac. VRDN (Case Western Reserve), Ser. B-2, 0.1s, 12/1/44		VMIG1		2,300,000	2,300,000

OH State Higher Edl. Fac. Comm. Rev. Bonds (Kenyon College), 5s, 7/1/44		A1		4,850,000	4,917,754

					36,730,532
Oklahoma (1.2%)

OK State Tpk. Auth. VRDN, Ser. E, 0.14s, 1/1/28		VMIG1		12,020,000	12,020,000

					12,020,000
Oregon (0.9%)

Multnomah Cnty., Hosp. Fac. Auth. Rev. Bonds (Terwilliger Plaza), 6 1/2s, 12/1/29		BB/P		7,100,000	7,104,757

OR State Hsg. & Cmnty. Svcs. Dept. Rev. Bonds (Single Fam. Mtge.), Ser. B, 5 3/8s, 7/1/34		Aa2		2,000	2,037

Warm Springs Reservation, Confederated Tribes Rev. Bonds (Pelton Round Butte Tribal), Ser. B, 6 3/8s, 11/1/33		A3		1,800,000	1,856,178

					8,962,972
Pennsylvania (4.4%)

Allegheny Cnty., Higher Ed. Bldg. Auth. Rev. Bonds (Robert Morris U.), Ser. A, 5 3/4s, 10/15/40		Baa3		765,000	767,096

Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds (Hlth. Syst.-West PA), Ser. A, 5 3/8s, 11/15/40		B+		4,765,000	3,925,073

Allegheny Cnty., Indl. Dev. Auth. Rev. Bonds
(Env. Impt. - USX Corp.), 6 7/8s, 5/1/30		BB		3,400,000	3,508,392
(U.S. Steel Corp.), 6 3/4s, 11/1/24		BB		1,000,000	1,046,430

Bucks Cnty., Indl. Dev. Auth. Retirement Cmnty. Rev. Bonds (Ann's Choice, Inc.), Ser. A, 6 1/8s, 1/1/25		BB/P		3,840,000	3,796,954

Chester Cnty., Hlth. & Ed. Fac. Auth. Rev. Bonds (Jenners Pond, Inc.)
7 5/8s, 7/1/34 (Prerefunded 7/1/12)		AAA/P		1,700,000	1,815,872
7 1/4s, 7/1/24 (Prerefunded 7/1/12)		AAA/P		1,725,000	1,838,298

Cumberland Cnty., Muni. Auth. Rev. Bonds (Diakon Lutheran Ministries), 5s, 1/1/36		BBB+/F		1,790,000	1,573,159

Lancaster Cnty., Hosp. Auth. Rev. Bonds (Brethren Village), Ser. A
6 1/2s, 7/1/40		BB-/F		3,000,000	3,008,100
6 3/8s, 7/1/30		BB-/P		1,375,000	1,388,805

Montgomery Cnty., Indl. Auth. Resource Recvy. Rev. Bonds (Whitemarsh Cont. Care), 6 1/4s, 2/1/35		B-/P		2,400,000	2,053,248

PA Econ. Dev. Fin. Auth. Exempt Fac. Rev. Bonds (Allegheny Energy Supply Co.), 7s, 7/15/39		Baa3		4,000,000	4,372,080

PA State Higher Edl. Fac. Auth. Rev. Bonds
(Shippensburg U.), 6 1/4s, 10/1/43		Baa3		1,000,000	1,031,220
(Edinboro U. Foundation), 6s, 7/1/43		Baa3		1,400,000	1,404,550
(Edinboro U.), 5 7/8s, 7/1/38		Baa3		1,000,000	996,570
(Widener U.), 5.4s, 7/15/36		BBB+		1,500,000	1,508,325

PA State Higher Edl. Fac. Auth. Student Hsg. Rev. Bonds (East Stroudsburg U.), 5s, 7/1/42		Baa3		1,655,000	1,440,661

Philadelphia, Auth. for Indl. Dev. Rev. Bonds (Master Charter School), 6s, 8/1/35		BBB+		1,720,000	1,763,292

Philadelphia, Hosp. & Higher Ed. Fac. Auth. Rev. Bonds (Graduate Hlth. Syst. Oblig. Group), 7 1/4s, 7/1/18 (In default)(NON)		D/P		5,515,765	552

Philadelphia, Hosp. & Higher Edl. Fac. Auth. Hosp. Rev. Bonds (Graduate Hlth. Syst.), Ser. B, 6 1/4s, 7/1/13 (In default)(NON)		D/P		535,300	54

Susquehanna, Area Regl. Arpt. Syst. Auth. Rev. Bonds, Ser. A, 6 1/2s, 1/1/38		Baa3		2,675,000	2,630,782

Washington Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev. Bonds (First Mtge. AHF/Central), 8 1/2s, 1/1/29		B/P		1,192,000	1,175,932

West Shore, Area Hosp. Auth. Rev. Bonds (Holy Spirit Hosp.), 6 1/4s, 1/1/32		BBB+		2,000,000	2,001,400

					43,046,845
Puerto Rico (4.8%)

Cmnwlth. of PR, G.O. Bonds
Ser. C, 6s, 7/1/39		Baa1		2,515,000	2,629,282
(Pub. Impt.), Ser. A, 5 3/4s, 7/1/41		Baa1		5,000,000	5,152,750

Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds, Ser. A, 6s, 7/1/44		Baa2		14,500,000	15,012,865

Cmnwlth. of PR, Indl. Tourist Edl. Med. & Env. Control Facs. Rev. Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26		Baa3		7,400,000	7,355,082

Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds (Govt. Fac.), Ser. P, 6 3/4s, 7/1/36		Baa1		5,000,000	5,537,400

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds, Ser. A
NATL, zero %, 8/1/43		Aa2		20,000,000	2,740,800
zero %, 8/1/31		A1		31,000,000	9,267,450

					47,695,629
South Carolina (—%)

Georgetown Cnty., Env. Impt. Rev. Bonds (Intl. Paper Co.), Ser. A, 5.3s, 3/1/28		BBB		500,000	476,845

					476,845
South Dakota (0.4%)

SD Edl. Enhancement Funding Corp. SD Tobacco Rev. Bonds, Ser. B, 6 1/2s, 6/1/32		A3		3,615,000	3,686,902

					3,686,902
Tennessee (0.8%)

Elizabethton, Hlth. & Edl. Fac. Board Rev. Bonds (Hosp. Ref. & Impt.), Ser. B, 8s, 7/1/33 (Prerefunded 7/1/12)		BBB+/F		4,000,000	4,281,520

Johnson City, Hlth. & Edl. Fac. Board Hosp. Rev. Bonds (First Mtge. Mountain States Hlth.), Ser. A, 7 1/2s, 7/1/25 (Prerefunded 7/1/12)		Baa1		3,000,000	3,201,330

					7,482,850
Texas (10.1%)

Abilene, Hlth. Fac. Dev. Corp. Rev. Bonds (Sears Methodist Retirement), Ser. A
7s, 11/15/33		B+/P		2,500,000	2,169,075
5.9s, 11/15/25		B+/P		6,350,000	5,279,454

Alliance, Arpt. Auth. Rev. Bonds (American Airlines, Inc.), 5 1/4s, 12/1/29		CCC+		2,520,000	1,335,600

Bexar Cnty., Hsg. Fin. Auth. Corp. Rev. Bonds (American Opty-Waterford), Ser. A1, 7s, 12/1/36		B1		4,500,000	4,114,980

Brazoria Cnty., Brazos River Harbor Naval Dist. Env. FRB (Dow Chemical Co.), Ser. A-4, 5.95s, 5/15/33		BBB		5,150,000	5,194,393

Brazos River, Auth. Poll. Control Rev. Bonds (TXU Energy Co., LLC)
Ser. D-1, 8 1/4s, 5/1/33		Ca		3,000,000	805,860
5s, 3/1/41		Ca		1,000,000	208,920

Brazos, Harbor Indl. Dev. Corp. Env. Fac. Mandatory Put Bonds (5/1/18) (Dow Chemical), 5.9s, 5/1/38		BBB		1,850,000	1,863,857

Crawford Ed. Fac. Rev. Bonds (U. St. Thomas), 5 3/8s, 10/1/27		BBB+		3,985,000	3,961,648

Dallas-Fort Worth, Intl. Arpt. Fac. Impt. Rev. Bonds (American Airlines, Inc.)
6 3/8s, 5/1/35		CCC+		2,515,000	1,383,250
5 1/2s, 11/1/30		CCC+		1,500,000	795,000

Harris Cnty., Cultural Ed. Fac. Fin. Corp. VRDN (Texas Med. Ctr.), Ser. B-1, 0.14s, 9/1/31		VMIG1		2,720,000	2,720,000

Houston, Arpt. Syst. Rev. Bonds
(Continental Airlines, Inc.), Ser. E, 7s, 7/1/29		B3		500,000	500,410
(Continental Airlines, Inc.), Ser. E, 6 3/4s, 7/1/29		B3		2,505,000	2,479,249
(Special Fac. - Continental Airlines, Inc.), Ser. E, 6 3/4s, 7/1/21		B3		8,400,000	8,447,964
(Continental Airlines, Inc.), Ser. C, 5.7s, 7/15/29		B3		4,985,000	4,401,605

La Vernia, Higher Ed. Fin. Corp. Rev. Bonds
(Kipp Inc.), Ser. A, 6 3/8s, 8/15/44		BBB		2,450,000	2,569,781
(Kipp, Inc.), Ser. A, 6 1/4s, 8/15/39		BBB		700,000	731,010

Love Field, Arpt. Modernization Corp. Special Fac. Rev. Bonds (Southwest Airlines Co.), 5 1/4s, 11/1/40		Baa3		8,000,000	7,644,880

Matagorda Cnty., Poll. Control Rev. Bonds
(Cent Pwr. & Light Co.), Ser. A, 6.3s, 11/1/29		Baa2		2,400,000	2,598,840
(Dist. No. 1), Ser. A, AMBAC, 4.4s, 5/1/30		Baa2		3,000,000	2,815,440

North TX, Thruway Auth. Rev. Bonds
(Toll 2nd Tier), Ser. F, 5 3/4s, 1/1/38		A3		3,370,000	3,439,692
Ser. B, zero %, 9/1/37		AA		3,000,000	600,180

North TX, Thruway Auth. stepped-coupon Rev. Bonds, zero %, (6.5s, 1/1/15), 1/1/43(STP)		A2		5,300,000	4,906,528

Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Retirement Fac. Rev. Bonds
(Sr. Living Ctr.), Ser. A, 8 1/4s, 11/15/44		B+/P		8,000,000	8,211,520
(Sr. Living Ctr.), Ser. A, 8 1/4s, 11/15/39		B+/P		1,000,000	1,031,250
(Air Force Village), 6 3/8s, 11/15/44		BBB/F		5,825,000	5,877,600

TX Muni. Gas Acquisition & Supply Corp. I Rev. Bonds, Ser. A, 5 1/4s, 12/15/24		A		4,500,000	4,346,640

TX Private Activity Surface Trans. Corp. Rev. Bonds
(LBJ Infrastructure), 7s, 6/30/40		Baa3		4,500,000	4,853,520
(NTE Mobility), 6 7/8s, 12/31/39		BBB-/F		3,350,000	3,581,150

Uptown, Dev. Auth. Tax Increment Contract Tax Alloc. (Infrastructure Impt. Fac.), 5 1/2s, 9/1/29		BBB		1,000,000	1,013,880

					99,883,176
Utah (0.7%)

Carbon Cnty., Solid Waste Disp. Rev. Bonds (Laidlaw Env.), Ser. A, 7.45s, 7/1/17		B+/P		600,000	605,286

Murray City, Hosp. Rev. VRDN (IHC Hlth. Svcs., Inc.), Ser. B, 0.14s, 5/15/37		VMIG1		6,710,000	6,710,000

					7,315,286
Virginia (2.6%)

Albemarle Cnty., Indl. Dev. Auth. Res. Care Fac. Rev. Bonds (Westminster-Canterbury), 5s, 1/1/31		B+/P		1,100,000	1,015,674

Chesterfield Cnty., Hlth. Ctr. Cmnty. Res. Care Fac. Rev. Bonds (Lucy Corr Village), Ser. A, 6 1/4s, 12/1/38		BB-/P		2,000,000	1,825,580

Henrico Cnty., Econ. Dev. Auth. Res. Care Fac. Rev. Bonds (United Methodist), Ser. A
6.7s, 6/1/27		BB+/P		3,860,000	3,883,585
6 1/2s, 6/1/22		BB+/P		2,825,000	2,846,131

James Cnty., Indl. Dev. Auth. Rev. Bonds (Williamsburg), Ser. A, 6 1/8s, 3/1/32		BB-/P		2,500,000	2,441,575

Lexington, Indl. Dev. Auth. Res. Care Fac. Rev. Bonds (Kendal at Lexington), Ser. A, 5 1/2s, 1/1/37		B+/P		1,460,000	1,241,920

Peninsula Ports Auth. Rev. Bonds (VA Baptist Homes), Ser. A, 7 3/8s, 12/1/32 (Prerefunded 12/1/13)		AA+		4,000,000	4,526,560

Washington Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds (Mountain States Hlth. Alliance), Ser. C, 7 3/4s, 7/1/38		Baa1		5,100,000	5,784,012

Winchester, Indl. Dev. Auth. Res. Care Fac. Rev. Bonds (Westminster-Canterbury), Ser. A, 5.3s, 1/1/35		BBB+/F		2,000,000	1,878,120

					25,443,157
Washington (1.5%)

Tobacco Settlement Auth. of WA Rev. Bonds
6 5/8s, 6/1/32		Baa1		2,065,000	2,091,453
6 1/2s, 6/1/26		A3		4,470,000	4,554,662

WA State Higher Ed. Fac. Auth. Rev. Bonds (Whitworth U.), 5 5/8s, 10/1/40		Baa1		1,600,000	1,576,320

WA State Hlth. Care Fac. Auth. Rev. Bonds
(WA Hlth. Svcs.), 7s, 7/1/39		Baa2		3,000,000	3,127,560
(Kadlec Med. Ctr.), 5 1/2s, 12/1/39		Baa2		2,000,000	1,911,900

WA State Hsg. Fin. Comm. VRDN (Local 82 - JATC Edl. Dev. Trust), 0.14s, 11/1/25		A-1+		1,135,000	1,135,000

					14,396,895
West Virginia (0.7%)

Pleasants Cnty., Poll. Control Rev. Bonds (Allegheny), Ser. F, 5 1/4s, 10/15/37		BBB		500,000	498,580

Princeton, Hosp. Rev. Bonds (Cmnty. Hosp. Assn., Inc.), 6.1s, 5/1/29		BBB-		4,525,000	4,462,826

WV State Hosp. Fin. Auth. Rev. Bonds (Thomas Hlth. Syst.), 6 3/4s, 10/1/43		B/P		2,330,000	2,255,859

					7,217,265
Wisconsin (0.8%)

Badger, Tobacco Settlement Asset Securitization Corp. Rev. Bonds, 7s, 6/1/28 (Prerefunded 6/1/12)		Aaa		2,280,000	2,367,848

WI State Hlth. & Edl. Fac. Auth. Rev. Bonds
(St. Johns Cmntys. Inc.), Ser. A, 7 5/8s, 9/15/39		BB/P		1,350,000	1,426,923
(St. Johns Cmntys. Inc.), Ser. A, 7 1/4s, 9/15/29		BB/P		1,000,000	1,063,850
(Prohealth Care, Inc.), 6 5/8s, 2/15/39		A1		3,000,000	3,271,320

					8,129,941

Total municipal bonds and notes (cost $964,018,377)					$960,698,678

PREFERRED STOCKS (1.0%)(a)
				Shares	Value

MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. A, 7.50% cum. pfd.				5,266,278	$5,010,284

MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. B, 7 3/4s cum. pfd.				6,000,000	5,055,120

Total preferred stocks (cost $11,266,278)					$10,065,404

COMMON STOCKS (0.0%)(a)
				Shares	Value

Tembec, Inc. (Canada)(NON)				10,751	$34,515

Total common stocks (cost $8,077,612)					$34,515

WARRANTS (0.0%)(a)(NON)
		Expiration date	Strike Price	Warrants	Value

Tembec, Inc. (Canada)	CAD	3/3/12	0.13	23,892	$361

Total warrants (cost $979,144)					$361

TOTAL INVESTMENTS

Total investments (cost $984,341,411)(b)					$970,798,958

Key to holding's currency abbreviations
CAD	Canadian Dollar

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2011 through October 31, 2011 (the reporting period).
(a)	Percentages indicated are based on net assets of $986,693,675.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.” The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at the close of the reporting period and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $984,096,865, resulting in gross unrealized appreciation and depreciation of $46,913,135 and $60,211,042, respectively, or net unrealized depreciation of $13,297,907.
(NON)	Non-income-producing security.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(FWC)	Forward commitment, in part or in entirety.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The rates shown on Mandatory Put Bonds and FRB are the current interest rates at the close of the reporting period.
VRDN are floating-rate securities with a long-term maturity, that carry a coupon that resets every one or seven days. The rates shown are the current interest rates at the close of the reporting period.
The dates shown parenthetically on Mandatory Put Bonds represent the next mandatory put dates.
The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
The dates shown on debt obligations are the original maturity dates.
The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Healthcare	38.10%
	Transportation	11.5
Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1 – Valuations based on quoted prices for identical securities in active markets.
Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Basic materials	$34,515	$—	$—
Total common stocks	34,515	—	—
Municipal bonds and notes	$—	$960,698,678	$—
Preferred stocks	—	10,065,404	—
Warrants	361	—	—

Totals by level	$34,876	$970,764,082	$—

Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Equity contracts	$361	$—

Total	$361	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Tax Free Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: December 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: December 29, 2011

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: December 29, 2011